Commitments and Contitngencies - Long-Term Time Charters-Additional Information (Details)	12 Months Ended
Dec. 31, 2013
Long-term time charters (including the charter agreements of vessels under construction) [Member]
Time charter arrangements remaining terms period	up to 121 months
Number of unchartered vessels	1
Future minimum contractual charter revenues assumptions [Member]
Revenue days per annum	365 days
Redelivery dates	earliest possible redelivery dates